Revenue (Details) $ in Thousands, £ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014 GBP (£)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Collaboration and License Agreement
Revenue recognized			$ 8,979		$ 9,871	$ 825
Collaborative arrangement | GlaxoSmithKline Intellectual Property Development Ltd
Collaboration and License Agreement
Number of additional target peptides, that the entity has right to nominate | item			4
Upfront payment received	£ 25	$ 42,100
Milestone payments received			$ 10,800		7,200
Royalties received				$ 0
Written notice period required to be served for the termination of agreement for material breach (in days)			60 days
Notice period required to be served for the termination of agreement or specific program (in days)			60 days
Maximum combination studies permitted | item			8
Revenue recognized			$ 8,979		$ 9,871	$ 825	$ 0